15. Finance leases (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
FinanceLeasesLineItems [Line Items]
Finance lease liabilities	R$ 1,940,074	R$ 1,887,172
Current portion	(205,048)	(176,925)
Non-current portion	1,735,026	1,710,247
LT Amazonas [Member]
FinanceLeasesLineItems [Line Items]
Finance lease liabilities	359,987	351,063
Sale of Towers (leaseback) [Member]
FinanceLeasesLineItems [Line Items]
Finance lease liabilities	1,501,695	1,466,895
Other [Member]
FinanceLeasesLineItems [Line Items]
Finance lease liabilities	R$ 78,392	R$ 69,214